Significant Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Significant Subsequent Events
10.	SIGNIFICANT SUBSEQUENT EVENTS
None.